Deferred Income Tax - Additional Information (Detail) - JPY (¥) ¥ in Millions			12 Months Ended
	Apr. 01, 2026	Apr. 01, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of income tax expense [Line Items]
Increases in national corporation tax rate	4.00%
Deferred tax assets for deductible temporary differences related to investments in subsidiaries, associates and joint ventures				¥ 703,000	¥ 476,000
Temporary differences associated with investments in subsidiaries, associates and joint ventures for which deferred tax liabilities had not been recognized				5,826,000	¥ 6,452,000
Effective income tax rate	31.52%	30.62%	21.10%		25.80%	25.80%
Adjustments for deferred tax expense				¥ 16